UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2011

Schedule of investments (unaudited)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 93.2%
CONSUMER DISCRETIONARY — 5.9%
Automobiles — 0.6%
Motors Liquidation Co., Senior Debentures	8.250%	7/15/23	$2,710,000	$772,350	(a)
Hotels, Restaurants & Leisure — 0.2%
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000	207,900
Media — 4.3%
Comcast Cable Holdings LLC	9.800%	2/1/12	375,000	403,231
Comcast Corp., Bonds	6.400%	5/15/38	950,000	967,420
Comcast Corp., Notes	6.450%	3/15/37	120,000	122,932
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	174,189
News America Inc., Senior Notes	6.550%	3/15/33	545,000	572,401
Omnicom Group Inc., Notes	6.250%	7/15/19	370,000	413,493
TCI Communications Inc.	8.750%	8/1/15	160,000	194,171
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	520,000	648,302
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	530,000	648,334
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	693,864
United Business Media Ltd., Notes	5.750%	11/3/20	640,000	622,541	(b)
WPP Finance UK, Senior Notes	8.000%	9/15/14	180,000	209,811
Total Media				5,670,689
Multiline Retail — 0.5%
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	400,000	428,000
Macy’s Retail Holdings Inc., Senior Notes	5.350%	3/15/12	270,000	278,100
Total Multiline Retail				706,100
Specialty Retail — 0.3%
Home Depot Inc., Senior Notes	4.400%	4/1/21	330,000	329,470
TOTAL CONSUMER DISCRETIONARY				7,686,509
CONSUMER STAPLES — 3.3%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	340,000	364,922
Food & Staples Retailing — 0.7%
Delhaize Group, Senior Notes	6.500%	6/15/17	290,000	326,182
Safeway Inc., Senior Notes	3.950%	8/15/20	190,000	179,713
Wal-Mart Stores Inc., Senior Notes	6.500%	8/15/37	380,000	432,528
Total Food & Staples Retailing				938,423
Food Products — 0.3%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	370,000	390,626
Tobacco — 2.0%
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	300,000	349,304
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	270,000	300,226
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	490,000	562,387
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,360,000	1,451,002
Total Tobacco				2,662,919
TOTAL CONSUMER STAPLES				4,356,890
ENERGY — 14.4%
Energy Equipment & Services — 0.7%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	461,873
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	240,000	227,609
Ensco PLC, Senior Notes	4.700%	3/15/21	230,000	228,299
Total Energy Equipment & Services				917,781
Oil, Gas & Consumable Fuels — 13.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	513,357
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	35,000	38,524
Apache Corp.	6.900%	9/15/18	100,000	120,120
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	200,821
Apache Corp., Senior Notes	5.100%	9/1/40	80,000	74,369
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	85,127
ConocoPhillips, Notes	6.500%	2/1/39	810,000	922,112
ConocoPhillips, Senior Notes	6.000%	1/15/20	360,000	413,406
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	380,000	487,873

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
Duke Capital LLC, Senior Notes	6.250%	2/15/13	$800,000	$866,159
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,218,722
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	156,851
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	170,000	221,891
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	318,496
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	604,124
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,456,998
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	303,265
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,194,608
Kinder Morgan Energy Partners LP, Senior Notes	7.125%	3/15/12	530,000	559,890
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000	332,847	(b)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	391,705
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	2,643,203
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	879,000	931,080
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	700,000	721,145
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	600,000	570,000	(b)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	282,523
Williams Cos. Inc., Debentures	7.500%	1/15/31	76,000	88,912
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	60,000	71,257
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	986,000	1,276,084
Total Oil, Gas & Consumable Fuels				18,065,469
TOTAL ENERGY				18,983,250
FINANCIALS — 39.5%
Capital Markets — 6.0%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	480,000	484,788
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	555,000	533,306
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	880,000	759,000	(c)(d)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	40,000	43,924
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	274,140
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	567,639
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	645,523
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	480,000	134,400	(a)(b)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	620,000	173,600	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	1,250,000	0	(a)(b)(e)(f)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	327,023
Merrill Lynch & Co. Inc., Senior Notes, Medium-Term Notes	6.050%	8/15/12	400,000	425,087
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	1,037,783
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	303,493
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	109,912
Morgan Stanley, Senior Notes	6.000%	5/13/14	860,000	935,551
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	99,930
Morgan Stanley, Subordinated Notes	4.750%	4/1/14	60,000	62,521
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	880,000	906,805
Total Capital Markets				7,824,425
Commercial Banks — 10.9%
BAC Capital Trust XIV, Junior Subordinated Notes	5.630%	3/15/12	585,000	450,450	(c)(d)
Banco Mercantil del Norte SA, Subordinated Bonds	6.135%	10/13/16	750,000	750,000	(b)(c)
BankAmerica Capital III, Junior Subordinated Notes	0.873%	1/15/27	215,000	165,570	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	130,000	133,250	(b)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	480,000	488,400	(b)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	304,826	(b)
BB&T Capital Trust II, Junior Subordinated Notes	6.750%	6/7/36	230,000	229,722
BNP Paribas, Senior Notes	5.000%	1/15/21	400,000	403,739
BPCE SA, Subordinated Bonds	12.500%	9/30/19	361,000	404,995	(b)(c)(d)
CIT Group Inc., Secured Notes	5.250%	4/1/14	370,000	372,320	(b)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,050,000	1,123,500	(b)(c)(d)
First Union Capital I, Junior Subordinated Notes	7.935%	1/15/27	420,000	430,036
Glitnir Banki HF, Notes	6.330%	7/28/11	400,000	122,000	(a)(b)(e)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	210,000	0	(a)(b)(d)(e)(f)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks — continued
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	$680,000	$0	(a)(b)(e)(f)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	560,000	511,700	(b)(c)(d)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,292,625	(c)
HSBC Holdings PLC, Senior Notes	5.100%	4/5/21	250,000	251,283
ICICI Bank Ltd., Junior Subordinated Bonds	6.375%	4/30/22	200,000	199,000	(b)(c)
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	790,000	829,042	(b)
Landsbanki Islands HF	7.431%	10/19/17	730,000	0	(a)(b)(d)(e)(f)
Lloyds TSB Bank PLC, Senior Notes	6.375%	1/21/21	590,000	614,837
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	858,000	1,117,545	(b)(c)(d)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	1,095,000	1,091,415	(b)(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	860,000	804,100	(c)(d)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	70,000	70,938
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	510,000	511,436
SunTrust Capital, Trust Preferred Securities	6.100%	12/15/36	520,000	507,000	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/16/11	750,000	688,125	(c)(d)
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	450,000	443,093
Total Commercial Banks				14,310,947
Consumer Finance — 4.7%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	1,551,000	1,669,264
Ally Financial Inc., Senior Notes	8.300%	2/12/15	370,000	405,612
Ally Financial Inc., Senior Notes	8.000%	11/1/31	728,000	793,520
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	215,824
American Express Co., Senior Notes	8.125%	5/20/19	220,000	274,488
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	377,400	(c)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	264,552
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	610,000	660,280
HSBC Finance Corp., Senior Subordinated Notes	6.676%	1/15/21	1,000,000	1,037,985	(b)
SLM Corp., Medium-Term Notes	8.000%	3/25/20	360,000	392,400
SLM Corp., Medium-Term Notes, Senior Notes	5.050%	11/14/14	130,000	131,225
Total Consumer Finance				6,222,550
Diversified Financial Services — 12.6%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	750,000	738,750	(b)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	150,000	161,306	(c)(d)
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	81,074
Bank of America Corp., Senior Notes	5.625%	7/1/20	60,000	61,601
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	199,000	220,896
Capital One Bank USA N.A., Senior Subordinated Notes	6.500%	6/13/13	330,000	358,993
Capital One Capital VI	8.875%	5/15/40	190,000	200,213
Citigroup Inc., Senior Notes	6.375%	8/12/14	620,000	685,372
Citigroup Inc., Senior Notes	5.500%	10/15/14	270,000	291,222
Citigroup Inc., Senior Notes	6.010%	1/15/15	210,000	229,491
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,579,361
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	564,081
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	524,477
General Electric Capital Corp., Notes	5.300%	2/11/21	1,710,000	1,736,794
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	1,000,000	1,103,730
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	1,120,000	1,222,778
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	560,000	544,208
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	330,000	324,991
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	600,000	616,500	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	663,600	(b)(c)
International Lease Finance Corp., Senior Notes	9.000%	3/15/17	190,000	213,750	(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	529,925

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — continued
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	$190,000	$208,287
International Lease Finance Corp., Senior Secured Notes	6.500%	9/1/14	80,000	85,400	(b)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	783,505
JPMorgan Chase Capital XXV, Junior Subordinated Notes	6.800%	10/1/37	1,000,000	1,005,134
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	390,970
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,468,800	(b)(c)
Total Diversified Financial Services				16,595,209
Insurance — 4.1%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	487,800	(c)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	73,200
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	96,056
ASIF Global Financing XIX	4.900%	1/17/13	30,000	31,350	(b)
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	236,577
Dai-ichi Life Insurance Co., Ltd., Subordinated Notes	7.250%	7/25/21	250,000	247,139	(b)(c)(d)
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	186,671
ING Capital Funding Trust III, Junior Subordinated Bonds	3.907%	6/30/11	530,000	513,876	(c)(d)
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	300,000	298,500	(b)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	270,000	283,436	(b)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,160,000	1,117,196
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	401,200	(c)
Prudential Holdings LLC, Bonds, FSA-Insured	7.245%	12/18/23	260,000	297,214	(b)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	400,000	451,011	(b)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	500,000	475,785
Willis North America Inc., Senior Notes	5.625%	7/15/15	230,000	244,798
Total Insurance				5,441,809
Real Estate Investment Trusts (REITs) — 0.1%
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	130,000	141,813
Thrifts & Mortgage Finance — 1.1%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	850,000	894,081
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	500,000	533,794
Total Thrifts & Mortgage Finance				1,427,875
TOTAL FINANCIALS				51,964,628
HEALTH CARE — 4.1%
Health Care Equipment & Supplies — 0.2%
Hospira Inc., Senior Notes	6.050%	3/30/17	210,000	232,721
Health Care Providers & Services — 3.3%
Aetna Inc., Senior Notes	6.500%	9/15/18	240,000	276,138
CIGNA Corp., Senior Notes	4.500%	3/15/21	270,000	265,799
HCA Inc., Senior Notes	6.250%	2/15/13	930,000	964,875
HCA Inc., Senior Notes	5.750%	3/15/14	65,000	66,219
Humana Inc.	8.150%	6/15/38	190,000	218,689
Humana Inc., Senior Notes	6.450%	6/1/16	220,000	243,501
McKesson Corp., Senior Notes	4.750%	3/1/21	180,000	182,550
Tenet Healthcare Corp., Senior Secured Notes	9.000%	5/1/15	682,000	750,200
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	732,000	857,355
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	50,000	57,000
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	34,679
WellPoint Inc., Notes	5.875%	6/15/17	290,000	325,284
WellPoint Inc., Senior Notes	4.350%	8/15/20	140,000	139,674
Total Health Care Providers & Services				4,381,963
Life Sciences Tools & Services — 0.2%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	200,000	215,414
Pharmaceuticals — 0.4%
Pfizer Inc., Senior Notes	6.200%	3/15/19	270,000	311,135

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals — continued
Wyeth, Notes	5.950%	4/1/37	$170,000	$181,739
Total Pharmaceuticals				492,874
TOTAL HEALTH CARE				5,322,972
INDUSTRIALS — 5.0%
Aerospace & Defense — 1.3%
Esterline Technologies Corp., Senior Notes	7.000%	8/1/20	750,000	784,687
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	660,000	679,800
Systems 2001 Asset Trust	6.664%	9/15/13	253,620	270,740	(b)
Total Aerospace & Defense				1,735,227
Airlines — 1.4%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	47,493	49,393
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	99,958	105,955
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	213,922	231,036
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	180,768	191,614
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	302,624	331,373
Delta Air Lines, Secured Notes	4.950%	5/23/19	380,000	380,000
Delta Air Lines Inc., Pass-Through Certificates	7.111%	9/18/11	290,000	298,700
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	110,000	111,925
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	129,199	147,287
Total Airlines				1,847,283
Commercial Banks — 0.7%
Mizuho Financial Group Cayman Ltd.	5.790%	4/15/14	800,000	858,813	(b)
Commercial Services & Supplies — 0.6%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	139,480
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	345,461
Waste Management Inc., Senior Notes	4.600%	3/1/21	340,000	339,716
Total Commercial Services & Supplies				824,657
Industrial Conglomerates — 0.3%
United Technologies Corp., Senior Notes	6.125%	2/1/19	300,000	349,958
Machinery — 0.5%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	680,000	700,697
Road & Rail — 0.2%
Asciano Finance Ltd., Senior Notes	4.625%	9/23/20	310,000	293,602	(b)
TOTAL INDUSTRIALS				6,610,237
INFORMATION TECHNOLOGY — 1.7%
Electronic Equipment, Instruments & Components — 0.3%
Corning Inc., Senior Notes	5.750%	8/15/40	360,000	358,453
IT Services — 1.1%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	420,000	526,302
Fiserv Inc., Senior Notes	4.625%	10/1/20	630,000	617,910
Mantech International Corp., Senior Notes	7.250%	4/15/18	320,000	336,000
Total IT Services				1,480,212
Semiconductors & Semiconductor Equipment — 0.3%
KLA-Tencor Corp., Senior Notes	6.900%	5/1/18	210,000	231,604
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	121,043
Total Semiconductors & Semiconductor Equipment				352,647
TOTAL INFORMATION TECHNOLOGY				2,191,312
MATERIALS — 4.8%
Chemicals — 0.7%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	957,414
Metals & Mining — 3.6%
Barrick Gold Financeco LLC, Senior Notes	6.125%	9/15/13	250,000	277,256
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	360,000	355,094
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,730,000	1,907,325

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining — continued
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	$660,000	$867,319
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	152,475
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,222,460
Total Metals & Mining				4,781,929
Paper & Forest Products — 0.5%
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	263,750
Georgia-Pacific Corp., Debentures	9.500%	12/1/11	325,000	341,656
Total Paper & Forest Products				605,406
TOTAL MATERIALS				6,344,749
TELECOMMUNICATION SERVICES — 8.0%
Diversified Telecommunication Services — 6.3%
AT&T Corp., Senior Notes	8.000%	11/15/31	9,000	11,276
AT&T Inc., Global Notes	6.550%	2/15/39	1,230,000	1,281,953
AT&T Inc., Senior Notes	5.350%	9/1/40	1,103,000	988,007	(b)
British Telecommunications PLC, Bonds	9.875%	12/15/30	330,000	456,464
Deutsche Telekom International Finance BV, Bonds	8.750%	6/15/30	580,000	760,436
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	179,134
Embarq Corp., Notes	7.082%	6/1/16	330,000	375,273
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	240,000	309,648
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	1,001,250
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	390,000	413,159
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	20,000	20,071
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	220,000	231,345
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	650,000	646,723
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	100,000	108,428
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	720,000	981,407
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	570,000	567,188
Total Diversified Telecommunication Services				8,331,762
Wireless Telecommunication Services — 1.7%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	190,000	209,267
Rogers Cable Inc., Senior Secured Second Priority Notes	6.250%	6/15/13	250,000	275,505
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	336,492
Sprint Capital Corp., Global Notes	6.900%	5/1/19	330,000	340,725
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	940,000	999,925
Total Wireless Telecommunication Services				2,161,914
TOTAL TELECOMMUNICATION SERVICES				10,493,676
UTILITIES — 6.5%
Electric Utilities — 4.2%
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	560,000	618,650
CP&L Inc., First Mortgage Secured Bonds	5.300%	1/15/19	220,000	240,417
Duke Energy Corp., Senior Notes	6.300%	2/1/14	500,000	557,366
EEB International Ltd., Senior Bonds	8.750%	10/31/14	260,000	279,500	(b)
Enersis SA, Notes	7.400%	12/1/16	452,000	521,623
FirstEnergy Corp., Notes	6.450%	11/15/11	3,000	3,090
FirstEnergy Corp., Notes	7.375%	11/15/31	110,000	119,153
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	145,885
PNPP II Funding Corp.	9.120%	5/30/16	1,520,000	1,618,192
Sithe Independence Funding, Notes	9.000%	12/30/13	826,160	843,666
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	565,638
Total Electric Utilities				5,513,180
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	170,000	189,144	(b)
Independent Power Producers & Energy Traders — 0.7%
Energy Future Holdings Corp., Senior Notes	5.550%	11/15/14	1,500,000	982,500
Multi-Utilities — 1.5%
CenterPoint Energy Inc.	6.850%	6/1/15	1,150,000	1,293,887
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	250,000	319,114

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities — continued
DTE Energy Co.	6.350%	6/1/16	$260,000	$292,301
Total Multi-Utilities				1,905,302
TOTAL UTILITIES				8,590,126
TOTAL CORPORATE BONDS & NOTES (Cost — $118,897,392)				122,544,349
ASSET-BACKED SECURITIES — 0.8%
AESOP Funding II LLC, 2010-3A A	4.640%	5/20/16	70,000	74,685	(b)
Education Funding Capital Trust, 2004-1 A5	1.450%	6/15/43	300,000	280,500	(c)(f)
Hertz Vehicle Financing LLC, 2009-2A A1	4.260%	3/25/14	490,000	513,380	(b)
Hertz Vehicle Financing LLC, 2009-2X A2	5.290%	3/25/16	100,000	106,780	(b)
TOTAL ASSET-BACKED SECURITIES (Cost — $939,442)				975,345
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.154%	9/25/37	289,915	285,787	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.171%	9/25/37	298,772	299,813	(c)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $583,452)				585,600
SOVEREIGN BONDS — 0.9%
Canada — 0.7%
Quebec Province	7.970%	7/22/36	650,000	917,186
Mexico — 0.0%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	24,000	27,072
Russia — 0.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	200,000	217,640	(b)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	46,710	54,446	(b)
Total Russia				272,086
TOTAL SOVEREIGN BONDS (Cost — $1,014,733)				1,216,344
MUNICIPAL BONDS — 0.5%
State General Obligation — 0.5%
Illinois State, GO	5.665%	3/1/18	310,000	309,408
Illinois State, GO	5.877%	3/1/19	310,000	309,612
TOTAL MUNICIPAL BONDS (Cost — $620,000)				619,020
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	350,000	237,781
U.S. Government Obligations — 0.0%
U.S. Treasury Notes	3.625%	2/15/21	50,000	50,711
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $258,921)				288,492

			SHARES
COMMON STOCKS — 0.0%
INDUSTRIALS — 0.0%
Building Products — 0.0%
Nortek Inc.(Cost - $57,058)			1,208	51,944	*
PREFERRED STOCKS — 2.1%
FINANCIALS — 2.1%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		4,500	128,025
Consumer Finance — 0.9%
GMAC Capital Trust I	8.125%		47,925	1,222,088	*
Diversified Financial Services — 1.0%
Citigroup Capital XII	8.500%		23,150	609,539	(c)
Citigroup Capital XIII	7.875%		22,900	627,460	(c)
Total Diversified Financial Services				1,236,999

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

March 31, 2011

WESTERN ASSET INCOME FUND

SECURITY	RATE	SHARES	VALUE
Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%	96,825	$164,603	*(c)
Federal National Mortgage Association (FNMA)	8.250%	11,700	19,890	*(c)
Total Thrifts & Mortgage Finance			184,493
TOTAL PREFERRED STOCKS (Cost — $3,954,807)			2,771,605
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $126,325,805)			129,052,699

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $220,944)	0.220 - 0.240%	5/9/11	$221,000	220,944	(g)
TOTAL INVESTMENTS — 98.4% (Cost — $126,546,749#)				129,273,643
Other Assets in Excess of Liabilities — 1.6%				2,158,167
TOTAL NET ASSETS — 100.0%				$131,431,810
*	Non-income producing security.
(a)	The coupon payment on these securities are currently in default as of March 31, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Illiquid security.
(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GO	- General Obligation

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation, when consistent with current income, is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation.  Debt securities are valued at the last quoted bid price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$122,544,349	$0	*	$122,544,349
Asset-backed securities	—	975,345	—		975,345
Collateralized mortgage obligations	—	585,600	—		585,600
Sovereign bonds	—	1,216,344	—		1,216,344
Municipal Bonds		619,020	—		619,020
U.S. government & agency obligations	—	288,492	—		288,492
Common stocks	$51,944	—	—		51,944
Preferred stocks	2,771,605	—	—		2,771,605
Total long-term investments	$2,823,549	$126,229,150	$0	*	$129,052,699
Short-term investments†	—	220,944	—		220,944
Total investments	$2,823,549	$126,450,094	$0	*	$129,273,643

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$36,194	—	—	$36,194
Total	$36,194	—	—	$36,194

†See Schedule of Investments for additional detailed categorizations.

* Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES
Balance as of December 31, 2010	$0	*
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)(1)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2011	$0	*
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011(1)	—

* Value is less than $1.

(1) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or

Notes to Schedule of Investments (unaudited) (continued)

if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,150,312
Gross unrealized depreciation	(7,423,418)
Net unrealized appreciation	$2,726,894

At March 31, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 10-Year Notes	8	6/11	$965,745	$952,250	$(13,495)

Contracts to Sell:
U.S. Treasury 2-Year Notes	2	6/11	$435,775	$436,250	$(475)
U.S. Treasury 5-Year Notes	39	6/11	4,541,936	4,554,774	(12,838)
U.S. Treasury 30-Year Bonds	18	6/11	2,153,989	2,163,375	(9,386)
					(22,699)
Net Unrealized Loss on Open Futures Contracts					$(36,194)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2011.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(36,194)	$(36,194)

During the period ended March 31, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,509,035
Futures contracts (to sell)	7,968,076

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Trustee

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President and Trustee

Date: March 24, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Principal Financial and Accounting Officer

Date: March 24, 2011